Supplement dated December 16, 2011
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, September 16, 2011,
September 21, 2011, and October 31, 2011)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On or about March 23, 2012, all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money
Market Fund will be liquidated and the proceeds of such liquidation will be sent to the shareholders of record on the liquidation date. At that time, Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market Fund will no longer be available for purchase.

Leadership Structure and Board of Directors
On pages 32, 35, and 38, delete references to William G. Papesh.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

On page 84 delete the reference to LargeCap Value Fund III from the AllianceBernstein L.P. section.

On page 84 add “a portion of the assets of the LargeCap Value Fund III” to the list of funds in the Barrow,
Hanley, Mewhinney & Strauss, LLC section.

On or about January 1, 2012, on page 84, delete Brown Investment Advisory Incorporated and substitute
Brown Advisory LLC.

Sub-Advisory Agreements for the Funds
All other Funds
On page 99, for the sub-advisory fee schedule for the LargeCap Value Fund III and AllianceBernstein, delete
AllianceBernstein and substitute BHMS.

PORTFOLIO MANAGER DISCLOSURE

AllianceBernstein, L.P.
On pages 150-152, delete the references to LargeCap Value Fund III and the following portfolio managers:
Christopher W. Marx, Joseph Gerard Paul, John D. Phillips, Jr. and Greg Powell.

On pages 154 - 155, make the following changes in the section for Barrow, Hanley, Mewhinney & Strauss,
LLC (“BHMS”):

This information is as of September 30, 2011.

Add:
	Other Accounts Managed
				Total Assets
				of the
				Accounts
			Number of	that
		Total	Accounts	base the
	Total	Assets	that base	Advisory
	Number	in the	the Advisory	Fee on
	of	Accounts	Fee on	Performance
	Accounts	($ mils)	Performance	($ mils)
James P. Barrow [1]	N/A	N/A	N/A	N/A
PFI Large Cap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies	22	25,344.0	3	21,906.0
Other pooled investment vehicles	5	591.7	0	0
Other accounts	74	4,441.2	0	0

Robert J. Chambers, CFA [1]	N/A	N/A	N/A	N/A
PFI Large Cap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies	8	1,177.9	0	0
Other pooled investment vehicles	4	711.7	0	0
Other accounts	80	4,153.5	0	0

Timothy J. Culler, CFA [1]	N/A	N/A	N/A	N/A
PFI Large Cap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies	8	960.4	0	0
Other pooled investment vehicles	3	359.8	0	0
Other accounts	81	4695.0	2	414.5

Mark Giambrone, CPA [1]	N/A	N/A	N/A	N/A
PFI Large Cap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies	19	4,798.8	1	2,553.9
Other pooled investment vehicles	5	591.7	0	0
Other accounts	86	4,087.7	0	0

Ray Nixon Jr. [1]	N/A	N/A	N/A	N/A
PFI Large Cap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies	9	2,009.7	0	0
Other pooled investment vehicles	3	359.8	0	0
Other accounts	77	4,040.7	0	0

[1] Messrs. Barrow, Chambers, Culler, Giambrone and Nixon are part of a team managing 59 other accounts in the large cap value strategy.

2

Compensation
Delete the current disclosure under this heading and substitute:
In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Portfolio managers and analysts are rated on their value added to the team-
oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.
Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

Add:

Ownership of Securities
Dollar Range of
	PFI Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each account on its own line)	Portfolio Manager
James P. Barrow	PFI Large Cap Value Fund III	None
Robert J. Chambers	PFI Large Cap Value Fund III	None
Timothy J. Culler	PFI Large Cap Value Fund III	None
Mark Giambrone	PFI Large Cap Value Fund III	None
Ray Nixon Jr.	PFI Large Cap Value Fund III	None

3

Brown Investment Advisory Incorporated
On or about January 1, 2012, on page 157, delete Brown Investment Advisory Incorporated and substitute
Brown Advisory LLC.

On page 169, in the section for Guggenheim Investment Management, LLC, delete the information about
Richard Lindquist. Add:

Mr. Abrams managed the following accounts (including the Global Diversified Income Fund):

			Number of
			Accounts that
			Base the	Total Assets of the
	Total		Advisory Fee	Accounts that Base the
	Number of	Total Assets in the	on	Advisory Fee on
	Accounts	Accounts*	Performance*	Performance*
Registered investment companies	7	$1,922	0	-
Other pooled investment vehicles	9	$2,132	5	$2,043
Other accounts	14	$956	4	$161

Mr. Gundersen managed the following accounts (including the Global Diversified Income Fund):

Number of
Accounts that
			Base the	Total Assets of the
	Total		Advisory Fee	Accounts that Base the
	Number of	Total Assets in the	on	Advisory Fee on
	Accounts	Accounts*	Performance*	Performance*
Registered investment companies	8	$2,083	0	-
Other pooled investment vehicles	5	$143	1	$46
Other accounts	15	$936	4	$161

*These figures are in millions of dollars and as of September 30, 2011.

Ownership of Securities
Dollar Range of
	PFI Funds Managed by Portfolio Manager			Securities Owned by the
Portfolio Manager	(list each account on its own line)			Portfolio Manager
Jeffrey B. Abrams	Global Diversified Income Fund			None
Kevin H. Gunderson	Global Diversified Income Fund			None

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